LONG-TERM DEBT AND CURRENT PORTION OF LONG TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2020
LONG-TERM DEBT AND CURRENT PORTION OF LONG TERM DEBT [Abstract]
Aggregate Annual Principal Payments of Debt
As of December 31, 2020 the aggregate annual principal payments required to be made under the Company’s outstanding debt facilities are as follows:

Debt repayments in $'000s	Total	2021	2022	2023	2024	2025	More than 5 years
2019 Senior Secured Credit Facility including the $30 mill Accordion Loan	253,902	16,805	16,805	16,805	203,487	-	-
Financing of 2018-built Vessels	112,238	7,960	8,327	8,711	9,138	9,535	68,567
Total	366,140	24,765	25,132	25,516	212,625	9,535	68,567